Long term debt - Deferred financing (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Cost	$ 6,336	$ 6,351
Accumulated amortization	1,965	1,173
Net Book Value	$ 4,371	$ 5,178